DESCRIPTION OF THE BUSINESS:	12 Months Ended
Dec. 31, 2021
DESCRIPTION OF THE BUSINESS:
DESCRIPTION OF THE BUSINESS:

IRONSOURCE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE 1 — DESCRIPTION OF THE BUSINESS:

ironSource Ltd. (collectively referred to with its wholly-owned subsidiaries as “ironSource”, “we”, “our”, “us” or the “Company”) is a leading business platform that enables mobile content creators to prosper within the App Economy.

Since our founding in 2010, we have focused on empowering our customers to grow, engage, monetize and analyze their users to create scaled and sustainable businesses. Today, we provide core business infrastructure to mobile game and app developers and enhance telecom operators’ relationship with their users.

We are headquartered in Tel-Aviv, Israel, and have offices in various cities in North America, Europe and Asia.

On June 28, 2021, we consummated a recapitalization transaction with Thoma Bravo Advantage (“TBA”), a publicly traded special purpose acquisition company, resulting in TBA becoming a wholly-owned subsidiary of the Company.

On June 29, 2021, ironSource became a publicly traded corporation at the New York Stock Exchange under the symbol “IS”.